Operating Segment Information	12 Months Ended
Dec. 31, 2024
Operating Segment Information [Abstract]
OPERATING SEGMENT INFORMATION
4.	OPERATING SEGMENT INFORMATION

The Group now operates its businesses in five reportable and operating segments: capital market solutions segment, digital solutions and other services segment, media and entertainment segment, hotel operations, hospitality and VIP services segment and strategic investment segment. The following summary describes the operations in each of the Group’s reportable and operating segment:

The Group’s reportable and operating segments are therefore as follows:

(a)	The capital market solutions segment assists customers in raising funds through equity and debt financing, private placements and debt issuances, providing financial advisory services (including but not limited to domestic and cross border advisory services for merger and acquisitions) and providing asset management products and services.
(b)	The digital solutions and other services segment provides its institutional and corporate clients with exclusive, paid access to enhance their investor communication, investor relations and corporate communication to potentially maximize their valuation, as well as provides digital financial solution services.

(c)

Media and entertainment segment engages in the provision of print and digital advertising campaigns, licensing, and value-added marketing services including branded content, video production, social media activation, event creation, and experiential marketing, among other services. This segment also includes movie income right investments.

(d)	Hotel operations, hospitality and VIP services segment engages in hotel investments, hotel operations, hospitality and VIP services.

(e)	The strategic investment segment engages in proprietary investments and management of global investment portfolio (including listed and unlisted equity shares investments).

Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resources allocation and performance assessment. Segment performance is evaluated based on reportable segment result, which is a measure of profit before tax from operations. The profit before tax from operations is measured after allocation of ECL, attributable costs of specialized staff, commission paid to asset management segment consistently with the Group’s profit before tax from operations. Net fair value change on derivative financial liability, other income, other gain, finance costs and corporate expenses such as staff costs not directly attributable to segments, office rental and administrative expenses are excluded from such measurement.

Segment assets exclude property, plant and equipment other than properties, amounts due from immediate holding company, prepayments, deposits and other receivables, tax recoverable, cash and bank balances and other unallocated head office and corporate assets as these assets are managed on a group basis.

Segment liabilities exclude tax payable, bank borrowings, deferred tax liabilities and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

Segment revenue and results

The following tables present information by segment, with prior period segment information retrospectively recast to conform to current period presentation:

For the year ended December 31, 2024

	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	3,396	18,859	23,132	—	45,387
—others	—	—	—	—	35,070	35,070

	—	3,396	18,859	23,132	35,070	80,457

Segment results	—	2,624	2,072	(944)	35,070	38,822
Unallocated other income						18,931
Unallocated other gain						24,757
Unallocated finance costs						(13,425)
Corporate and other unallocated expenses						(13,868)

Profit before tax						55,217

Other segment information
Depreciation and amortization						6,845

For the year ended December 31, 2023

	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	13,469	14,474	10,301	—	38,244
—others	—	—	—	—	92,670	92,670
	—	13,469	14,474	10,301	92,670	130,914
Segment results	(1,276)	9,126	3,239	2,106	92,670	105,865

Unallocated other income						22,942
Unallocated other gain						68,797
Unallocated finance costs						(8,199)
Corporate and other unallocated expenses						(31,708)

Profit before tax						157,697
Other segment information
Depreciation and amortization						2,623

For the year ended December 31, 2022

	Capital market solutions	Digital solutions and other services	Media and entertainment	Strategic investment	Total
	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	74,305	23,440	7,620	—	105,365
—others	—	—	—	69,806	69,806

	74,305	23,440	7,620	69,806	175,171

Segment results	72,140	21,299	2,725	69,806	165,970

Unallocated other income					18,063
Unallocated other gain					19,598
Unallocated finance costs					(859)
Unallocated net changes in fair value on derivative financial liability					1,704
Corporate and other unallocated expenses					(30,605)

Profit before tax					173,871

Other segment information
Depreciation and amortization					738
	As of December 31,
	2024	2023	2022
	US$	US$	US$
Segment assets
Capital market solutions	—	—	10,429
Digital solutions and other services	572	1,480	23,691
Media and entertainment	137,084	126,028	93,754
Hotel operations, hospitality and VIP services	292,335	85,495	—
Strategic investment	152,488	79,607	380,407

Total segment assets	582,479	292,610	508,281
Unallocated corporate assets	1,487,439	1,193,980	552,442

Total assets	2,069,918	1,486,590	1,060,723

Segment liabilities
Digital solutions and other services	16,065	15,621	2,324
Media and entertainment	6,525	27,361	23,270
Hotel operations, hospitality and VIP services	277,368	106,742	—

Total segment liabilities	299,958	149,724	25,594
Unallocated corporate liabilities	69,931	43,292	32,715

Total liabilities	369,889	193,016	58,309

Geographical information

The following table sets forth the Group’s revenue from contract with customers by geographical areas based on the location of the customers:

For the year ended December 31, 2024

	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	832	664	5,801	7,297
Europe	—	—	9,661	—	9,661
America	—	—	4,867	—	4,867
Southeast Asia	—	2,564	3,667	17,331	23,562

	—	3,396	18,859	23,132	45,387

For the year ended December 31, 2023

	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	13,469	—	5,132	18,601
Europe	—	—	6,582	—	6,582
America	—	—	5,250	5,169	10,419
Southeast Asia	—	—	2,642	—	2,642

	—	13,469	14,474	10,301	38,244

For the year ended December 31, 2022

	Capital markets solutions	Digital solutions and other services	Media and entertainment	Total
	US$	US$	US$	US$
China (including Hong Kong)	74,305	23,253	—	97,558
Europe	—	—	2,461	2,461
America	—	—	4,090	4,090
Southeast Asia	—	187	1,069	1,256

	74,305	23,440	7,620	105,365

As of December 31, 2024, non-current assets other than financial instruments of US$68,905 (2023: US$69,739), US$184,215 (2023: US$15,942), US$38,183 (2023: nil) and US$119,527 (2023: US$118,618), for the purpose of geographical information were located in Hong Kong, Singapore, America and Europe, respectively.